Trade receivables - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Trade receivables
Trade receivables

10       Trade receivables

The balance of this account comprises the following amounts:

a.	Composition

	December 31, 2020	December 31, 2019
Trade receivables	501,498	394,309
Related Parties (Note 20)	22,791	17,062
( - ) Impairment losses on trade receivables	(32,055)	(22,524)
	492,234	388,847

b.	Maturities of trade receivables

	December 31, 2020	December 31, 2019
Not yet due	425,327	332,071
Past due
Up to 30 days	8,456	10,403
From 31 to 60 days	10,931	7,505
From 61 to 90 days	8,764	6,071
From 91 to 180 days	15,539	9,506
From 181 to 360 days	18,038	16,813
Over 360 days	12,279	6,894
Total past due	74,007	57,192

Customers in bankruptcy	2,164	5,046
Related parties (note 20)	22,791	17,062
Provision for impairment of trade receivables	(32,055)	(22,524)

	492,234	388,847

The gross carrying amount of trade receivables is written off when the Company has no reasonable expectations of recovering the financial asset in its entirety or a portion thereof. Collection efforts continue to be made, even for the receivables that have been written off, and amounts recoverable are recognized directly in the Consolidated Statement of Profit or Loss and Other Comprehensive Income upon collection.

c.	Impairment losses on trade receivables

The Company measures impairment losses on trade receivables at an amount equal to lifetime expected credit losses (“ECL”) estimated using a provision matrix monthly. This matrix is prepared by analyzing the receivables established each month (in the 12-month period) and the related composition per default range and by calculating the recovery performance. In this methodology, for each default range an estimated loss likelihood percentage is established, which considers current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The Company also recognizes impairment losses on trade receivables at 100% over customers that filed for bankruptcy, based on historical experience, which has indicated that these receivables are generally not recoverable.

The credit risk and expected credit losses associated with amounts due from related parties is not significant.

The following table details the risk profile of trade receivables based on the Company’s provision matrix as of December 31, 2020 and as of December 31, 2019.

Covid 19 Impacts

The Company had approximately 140 days of days of sales outstanding as of December 31, 2019 for individual and corporate customer, which increased to 177 days as of December 31, 2020 as a consequence of credit terms extension. All credit limits were granted based on credit sales limits after analyses considering impacts of COVID-19.

d.	Expected credit losses for aging

	As of December 31, 2020		As of December 31, 2019
	Expected credit loss rate (%)	Lifetime ECL (R$)	Expected credit loss rate (%)	Lifetime ECL (R$)
Not yet due	0.10%	432	0.67%	2,267
Past due
Up to 30 days	6.19%	523	1.81%	188
From 31 to 60 days	12.92%	1,413	3.12%	234
From 61 to 90 days	20.64%	1,809	5.04%	306
From 91 to 180 days	43.66%	6,785	11.10%	1,056
From 181 to 360 days	51.67%	9,320	45.37%	7,628
Over 360 days	78.26%	9,609	84.13%	5,799
		29,891		17,478
Customers in Bankruptcy (i)	100.00%	2,164	100.00%	5,046
Impairment losses on trade receivables		32,055		22,524

(i)

During the year ended December 31, 2020 and December 31, 2019, the Company’s Management recorded 100% impairment losses from three of its customers that went bankrupt. All those corporate customers were national booksellers that were present in the main cities of the country and therefore were considered as strategic marketplaces for the sale of our published materials to final customers (students, teachers, and schools).

The following table shows the changes in impairment losses on trade receivables for the year ended December 31, 2020 and 2019:

e.	Changes on provision

	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Opening balance	22,524	19,397	26,616
Additions	29,870	6,936	5,932
Reversals	(4,855)	(1,975)	(3,649)
Write offs	(15,484)	(1,834)	(9,502)
Closing balance	32,055	22,524	19,397

(i)

The Company recognized an additional provision for expected losses due to COVID-19 effects, caused by temporary activities closing in schools and institutes, determined by States and Municipalities in the year ended December 31, 2020.

(ii)

The Company has assessed credits line alongside its customers, and some credit lines were renegotiated. Because of historical losses and lack of prospects of credit recovery alongside those customers, the Company recognized R$15,484 as write-offs as of December 31, 2020 (R$ 1,834 as of December 31, 2019 and R$ 9,502 from October 11 to December 31, 2018).

Somos - Anglo (Predecessor)
Trade receivables
Trade receivables
10.	Trade Receivables

The balance of this account is comprised by the following amounts:

a.       Composition

	As of December 31, 2017	As of January 01, 2017
Publishing	191,221	219,482
Learning System	44,523	27,174
Related Parties (note 19)	2,468	4,628
Others	17,500	5,058
(-) Impairment losses on trade receivables	(17,220)	(20,623)
	238,492	235,719

b.       Maturities of trade receivables

	As of December 31, 2017	As of January 01, 2017
Not yet due	224,296	219,310
Past due
Up to 30 days	4,721	6,492
From 31 to 60 days	5,421	5,137
From 61 to 90 days	3,872	4,996
From 91 to 180 days	4,473	3,668
From 181 to 360 days	5,739	7,330
Over 360 days	7,190	9,409
Total past due	31,416	37,032
Impairment losses on trade receivables	(17,220)	(20,623)
	238,492	235,719

The gross carrying amount of trade receivables is written off when the Business has no reasonable expectations of recovering the financial asset in its entirety or a portion thereof. Collection efforts continue to be made, even for the receivables that have been written off, and amounts are recognized directly in results upon collection.

c.	Impairment losses on trade receivables

The following table shows the changes in impairment losses on trade receivables for the period of January 1, 2018 to October 10, 2018 and the year ended December 31, 2017.

	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Opening balance	17,220	20,623
Additions / (reversals) in the period/year	4,027	(908)
Write-off against trade receivables	(748)	(2,495)
Closing balance	20,499	17,220